Inventories	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Inventories

13.	INVENTORIES

	As of December 31,
	2017	2016
	US$’000	US$’000
Raw materials and supplies	32,278	24,382
Work in progress	14,240	12,057
Finished goods	39,460	31,489
Distributed products	13,591	11,130
	99,569	79,058
Allowance for inventories	(2,364)	(1,651)
Total inventories at the lower of cost and net realizable value	97,205	77,407

Inventories recognized as an expense during the year ended December 31, 2017, December 31, 2016 and December 31, 2015 amounted to $384,995, $356,263 and $364,662 respectively.

For the year ended December 31, 2017, the Company recognized allowance for inventory of $532 as an expense in cost of sales for inventories carried at net realizable value.

For the year ended December 31, 2016, the amount of $3,306 was credited to cost of sales when the circumstances, such as copper price fluctuation, that caused the net realizable value of inventory to be lower than its cost no longer existed.

For the year ended December 31, 2015, the Company recognized allowance for inventory of $1,481 as an expense in cost of sales for inventories carried at net realizable value.